FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capped Call Options [Member]
Balance	¥ 17,490,323	¥ 21,098,263	¥ 107,223,601
Foreign exchange (gain)/loss	736,212	2,562,342	563,725
Change in fair value of capped call options	(18,226,535)	(6,170,282)	(86,689,063)
Balance	0	17,490,323	21,098,263
Convertible Senior Notes [Member]
Balance	1,506,981,361	1,540,398,645	770,485,897
Issuance of convertible senior notes		0	914,850,000
Foreign exchange (gain)/loss	43,448,795	96,678,461	5,853,455
Change in fair value of convertible senior notes	92,015,957	8,400,918	(150,790,707)
Repurchase of convertible senior notes	(1,218,706,405)	(138,496,663)
Balance	¥ 423,739,708	¥ 1,506,981,361	¥ 1,540,398,645